Income Taxes (Successor)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes (Successor)
13. Income Taxes (Successor)
The provision for (benefit) from income taxes is set forth below (in thousands):

Successor
December 16, 2020 Through December 31, 2020
Current:
U.S. Federal	$4
State	—
Foreign	—

Current tax provision	4

Deferred:
U.S. Federal	(314)
State	(56)
Foreign	—

Deferred tax provision (benefit)	(370)

Income tax provision (benefit)	$(366)

Deferred tax assets (liabilities) are set forth below (in thousands):

Year Ended December 31, 2020
Deferred tax assets:
Allowance for doubtful accounts	$33
Fixed assets	(1,876)
Intangible assets	(87)
Goodwill	(20)
Deferred franchise fees	752
Deferred rent	7
Stock compensation	203
Accrued expenses	—
Accrued paid time off	21
Unrealized gain/loss on disposal of assets	3
Transaction costs	127
Net operating losses	1,550

Total net Deferred Tax Assets	$713

The Company has determined that no valuation allowance on any of its deferred tax assets was necessary as of December 31, 2020.
As of December 31, 2020, the Company’s federal net operating loss carryforwards for income tax purposes was $6,944,000 which can be carried forward indefinitely.
The current portion of refundable income taxes was $215 as of December 31, 2020. There were no long-term refundable income taxes as of December 31, 2020.
The reconciliation of income tax computed at the U.S. federal
s
tatutory rate of 21% to reported income tax is set forth below:

Successor
December 16, 2020 Through December 31, 2020
Income tax provision at the U.S. federal statutory rate	$1,046
Permanent differences	(181)
Change in derivative liability	(1,175)
State taxes (tax effected)	(56)

Total tax expense (benefit)	$(366)